Condensed financial information of the parent company - Statement of changes in cash flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Result before taxation	€ 17,358	€ 8,385	€ 3,399
– Other non-cash items in Result before tax	(6,332)	(1,190)	1,671
Taxation paid	1,474	1,873	1,734
– Net change in Loans and advances to/from banks, not available/payable on demand	(32,813)	8,700	53,078
– Other	(2,671)	(7,175)	(3,856)
Net cash flow from/(used in) operating activities	(11,112)	(14,943)	101,243
Cash flows from investing activities
Net cash flow from/(used in) investing activities	(5,307)	6,220	(8,487)
Cash flows from financing activities
Proceeds from debt securities	92,707	85,113	65,308
Repayments of debt securities	(82,844)	(76,150)	(99,212)
Proceeds from issuance of subordinated loans	983	3,163	2,165
Repayments of subordinated loans	(1,090)	(2,449)	(2,786)
Purchase/sale of treasury shares	(1,717)	(1,608)	5
Dividends paid	(3,093)	(2,382)	(3)
Other financing		1	(1)
Net cash flow from/(used in) financing activities	4,649	5,387	(34,796)
Net cash flow	(11,770)	(3,335)	57,960
Cash and cash equivalents at beginning of year	107,665	111,566	54,031
Effect of exchange rate changes on cash and cash equivalents	(504)	(565)	(425)
Cash and cash equivalents at end of year	95,391	107,665	111,566
Parent company
Cash flows from operating activities
Result before taxation	7	(3)	(8)
– Other non-cash items in Result before tax	213	65	46
Taxation paid	16	0	2
– Net change in Loans and advances to/from banks, not available/payable on demand	(8,191)	(9,298)	(2,685)
– Other	(84)	(86)	(84)
Net cash flow from/(used in) operating activities	(8,040)	(9,323)	(2,728)
Cash flows from investing activities
– dividends received from group companies	6,277	3,125	198
Net cash flow from/(used in) investing activities	6,277	3,125	198
Cash flows from financing activities
Proceeds from debt securities	11,176	7,912	2,076
Repayments of debt securities	(4,302)
Proceeds from issuance of subordinated loans	993	3,182	2,179
Repayments of subordinated loans	(1,090)	(994)	(1,562)
Purchase/sale of treasury shares	(1,721)	(1,604)
Dividends paid	(3,052)	(2,342)
Other financing		1	(1)
Net cash flow from/(used in) financing activities	2,004	6,154	2,693
Net cash flow	241	(44)	163
Cash and cash equivalents at beginning of year	142	186	22
Effect of exchange rate changes on cash and cash equivalents	0	(1)	1
Cash and cash equivalents at end of year	€ 383	€ 142	€ 186